Cover	Sep. 14, 2021
Cover [Abstract]
Entity Registrant Name	ABV Consulting, Inc.
Entity Central Index Key	0001607450
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 14, 2021
Entity Ex Transition Period	false
Entity File Number	333-198567
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-3997344
Entity Address Address Line 1	Room 10C, 10/F, ACME Building
Entity Address Address Line 2	28 Nanking Street
Entity Address Address Line 3	Jordan, Kowloon, Hong Kong
Entity Address City Or Town	Kowloon
Entity Address Country	HK
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	3584-8263